As filed with the Securities and Exchange Commission on February 28, 2023

Securities Act File No. 333-94671

Investment Company Act File No. 811-09781

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 238	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 238	[X]

PFS Funds
(Exact Name of Registrant as Specified in Charter)

1939 Friendship Drive, Suite C, El Cajon, California 92020
(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (619) 588-9700

CT Corporation

155 Federal St., Suite 700, Boston, MA 02110

(Name and Address of Agent for Service)

With Copies to:

Ross Provence PFS Funds 1939 Friendship Drive, Suite C El Cajon, California 92020	John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b);

[X] on March 15, 2023 pursuant to paragraph (b);

[ ] 60 days after filing pursuant to paragraph (a)(1);

[ ] on (date) pursuant to paragraph (a)(1);

[ ] 75 days after filing pursuant to paragraph (a)(2); or

[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 238 to the Registration Statement on Form N-1A (“PEA No. 238”) for PFS Funds (the “Trust”) applies only to the Alpha Fiduciary Quantitative Strategy Fund, a series of the Trust. PEA No. 238 is being filed solely to designate a new effective date for a previously filed post-effective amendment, Post-Effective Amendment No. 236 to the Trust’s Registration Statement on Form N-1A (“PEA No. 236”). PEA No. 236 (accession number 0001413042-22-001090) was filed with the Commission on December 28, 2022 pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 and was scheduled to become effective on March 1, 2023. PEA No. 236 also applied only to the Alpha Fiduciary Quantitative Strategy Fund. Part A (Prospectus), Part B (Statement of Additional Information) and Part C of PEA No. 236 are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 238 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Cajon, State of California, on the 28th day of February, 2023.

PFS Funds

By: /s/ Ross C. Provence*

Ross C. Provence, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 238 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature	Title	Date
/s/ Ross C. Provence* Ross C. Provence	President of the Funds	February 28, 2023
/s/ Jeffrey R. Provence Jeffrey R. Provence	Secretary, Treasurer / Principal Financial Officer, and Trustee of the Funds	February 28, 2023
/s/ Thomas H. Addis III* Thomas H. Addis III	Trustee of the Funds	February 28, 2023
/s/ Robert L. Boerner* Robert L. Boerner	Trustee of the Funds	February 28, 2023
/s/ Allen C. Brown* Allen C. Brown	Trustee of the Funds	February 28, 2023
/s/ John W. Czechowicz* John W. Czechowicz	Trustee of the Funds	February 28, 2023

* By: /s/ Jeffrey R. Provence

  Jeffrey R. Provence, Secretary, Treasurer and Attorney-In-Fact

Date: February 28, 2023